Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Narrative) (Details) (Preferred Stock, Class 11 [Member], JPY ¥)	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Preferred Stock, Class 11 [Member]
Earnings Per Share Basic [Line Items]
Conversion price	¥ 865.9	¥ 865.9	¥ 865.9